Intangible assets	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Intangible assets

13. Intangible assets

	Notes	Goodwill	Concessions	Software	Research and development projects	Patents	Total
Balance as of December 31, 2025		1,297	7,091	80	2	483	8,953
Additions		–	101	16	–	–	117
Disposals		–	–	–	–	–	–
Amortization		–	(150)	(22)	–	(36)	(208)
Translation adjustment		82	443	5	–	30	560
Balance as of June 30, 2026		1,379	7,485	79	2	477	9,422
Cost		1,379	9,729	697	2	531	12,338
Accumulated amortization		–	(2,244)	(618)	–	(54)	(2,916)
Balance as of June 30, 2026		1,379	7,485	79	2	477	9,422

Balance as of December 31, 2024		3,038	6,942	84	450	–	10,514
Additions		–	149	15	–	–	164
Disposals		–	(4)	–	–	–	(4)
Amortization		–	(137)	(22)	–	–	(159)
Impairment		(117)	–	–	–	–	(117)
Transfer to held for sale	27(a)	(131)	(770)	–	(3)	–	(904)
Translation adjustment		262	895	10	59	–	1,226
Balance as of June 30, 2025		3,052	7,075	87	506	–	10,720
Cost		3,052	8,943	653	506	–	13,154
Accumulated amortization		–	(1,868)	(566)	–	–	(2,434)
Balance as of June 30, 2025		3,052	7,075	87	506	–	10,720